Shareholders’ Equity (Details) - Schedule of nonvested shares	12 Months Ended
Dec. 31, 2022 shares
Shareholders’ Equity (Details) - Schedule of nonvested shares [Line Items]
Number of shares Nonvested, beginning balance	1,000,000
Weighted average grant date value Nonvested, beginning balance	1,330,000
Number of shares, Granted	500,000
Weighted average Grant date value, granted	735,000
Number of shares, Vested	1,500,000
Weighted average Grant date value, vested	2,065,000
Number of shares Nonvested, ending balance
Weighted average grant date value Nonvested, ending balance